ACQUISITIONS	9 Months Ended	12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014
ACQUISITIONS
ACQUISITIONS
NOTE 5 – ACQUISITIONS

Acquisition of Luck Sky (Hong Kong) Shares Limited (“HK Shares”)

On September 15, 2013, the Company entered into an agreement to acquire HK Shares, a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. Prior to the acquisition, HK Shares was majority owned (approximately 41%) by Mr. Zhou Deng Hua who is the brother of the former CEO of the Company and a director of the Company. On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares in exchange for 250,000,000 shares of HK Shares subscribed at $0.001 per share for a total amount of $250,000.At the completion of the acquisition, HK Shares was merged into the Company.

HK Shares was formed in September 24, 2013 and issued 250,000,000 shares at $0.001 to 24 shareholders for a total of $250,000. The shares subscribed were to be paid up within two years from the date of subscription. On the date of the merger acquisition HK Shares had no operations other than the subscription receivable; and accordingly, the transaction was accounted for as an acquisition from related party.

The Company valued the 250,000,000 shares of common stock issued at $250,000 as there was no market for the Company’s common stock and it has limited or no trading; and there is thought to be minimal value in the Company at the time, therefore the par value is thought to match the assumed market price of the Company’s common stock which is at $0.001 per share.

Acquisition of Luck Sky (Hong Kong) Aerodynamic Electricity Limited (“Luck Sky HK”)

In order to comply with the PRC laws, rules and regulations that restrict foreign ownership of PRC companies, the management of the Company has made the following arrangement to go public in the United States of America (the “Going Public Arrangement”).On May 30, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian, the sole shareholder of Luck Sky HK, a Hong Kong corporation, pursuant to which it purchased 100% of the issued and outstanding shares of common stock of Luck Sky HK. The Company paid Zhou Jian a purchase price in the amount of HKD $10,000.00 (approximately USD$1,289.98) in cash which is equal to amount of its registered capital.  Zhou Jian, a director of the Company, is also the son of the former CEO of the Company, and a nephew of Mr. Zhou Deng Hua (a director and shareholder of the Company), as a result, the acquisition was accounted for as an acquisition from an entity under common control and the asset was recorded at Luck Sky HK’s historical cost.

Luck Sky HK and Luck Sky Shen Zhen, a wholly owned subsidiary of Luck Sky HK, had no operating business, no liabilities and nominal assets as of the date of the acquisition. As a result of the acquisition, Luck Sky HK became our wholly owned subsidiary and Luck Sky Shen Zhen became our indirect subsidiary through Luck Sky HK.

Acquisition of Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”)

As part of the Going Public Arrangement, on July 25, 2014, Luck Sky Shen Zhen, the Company’s indirectly wholly-owned subsidiary, Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC; Mr. Zhou Jian and Mr. Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe; entered into a series of agreements known as VIE Agreements pursuant to which Sanhe became Luck Sky Shen Zhen’s affiliate through contractual control. The purpose and effect of the VIE Agreements is to provide Luck Sky Shen Zhen with all of the management, control and net profits of Sanhe.

Simultaneously, the Company entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe, in consideration for the execution of the VIE Agreements and the acquisition of Sanhe. Pursuant to such common stock purchase agreement, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing a total of 45.7% of the our issued and outstanding shares of common stock

NOTE 5 – ACQUISITIONS

Acquisition of Luck Sky (Hong Kong) Shares Limited (“HK Shares”)

On September 15, 2013, the Company entered into an agreement to acquire HK Shares, a Hong Kong corporation, for 250,000,000 shares of common stock of the Company. Prior to the acquisition, HK Shares was majority owned (approximately 41%) by Mr. Zhou Deng Hua who is the brother of the former CEO of the Company and a director of the Company. On September 23, 2013, the Company issued 250,000,000 shares of common stock to the shareholders of HK Shares in exchange for 250,000,000 shares of HK Shares subscribed at $0.001 per share for a total amount of $250,000.At the completion of the acquisition, HK Shares was merged into the Company.

HK Shares was formed in September 24, 2013 and issued 250,000,000 shares at $0.001 to 24 shareholders for a total of $250,000. The shares subscribed were to be paid up within two years from the date of subscription. On the date of the merger acquisition HK Shares had no operations other than the subscription receivable; and accordingly, the transaction was accounted for as an acquisition from related party.

The Company valued the 250,000,000 shares of common stock issued at $250,000 as there was no market for the Company’s common stock and it has limited or no trading; and there is thought to be minimal value in the Company at the time, therefore the par value is thought to match the assumed market price of the Company’s common stock which is at $0.001 per share.

Acquisition of Luck Sky (Hong Kong) Aerodynamic Electricity Limited (“Luck Sky HK”)

In order to comply with the PRC laws, rules and regulations that restrict foreign ownership of PRC companies, the management of the Company has made the following arrangement to go public in the United States of America (the “Going Public Arrangement”).On May 30, 2014, the Company entered into the Stock Purchase Agreement with Zhou Jian, the sole shareholder of Luck Sky HK, a Hong Kong corporation, pursuant to which it purchased 100% of the issued and outstanding shares of common stock of Luck Sky HK. The Company paid Zhou Jian a purchase price in the amount of HKD $10,000.00 (approximately USD$1,289.98) in cash which is equal to amount of its registered capital.  Zhou Jian, a director of the Company, is also the son of the former CEO of the Company, and a nephew of Mr. Zhou Deng Hua (a director and shareholder of the Company), as a result, the acquisition was accounted for as an acquisition from an entity under common control and the asset was recorded at Luck Sky HK’s historical cost.

Luck Sky HK and Luck Sky Shen Zhen, a wholly owned subsidiary of Luck Sky HK, had no operating business, no liabilities and nominal assets as of the date of the acquisition. As a result of the acquisition, Luck Sky HK became our wholly owned subsidiary and Luck Sky Shen Zhen became our indirect subsidiary through Luck Sky HK.

Acquisition of Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”)

As part of the Going Public Arrangement, on July 25, 2014, Luck Sky Shen Zhen, the Company’s indirectly wholly-owned subsidiary, Sanhe City Lucksky Electrical Engineering Co., Ltd. (“Sanhe”), a corporation incorporated under the laws of the PRC; Mr. Zhou Jian and Mr. Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe; entered into a series of agreements known as VIE Agreements pursuant to which Sanhe became Luck Sky Shen Zhen’s affiliate through contractual control. The purpose and effect of the VIE Agreements is to provide Luck Sky Shen Zhen with all of the management, control and net profits of Sanhe.

Simultaneously, the Company entered into a common stock purchase agreement with Zhou Jian and Zhou Deng Rong, the owners of 97% and 3%, respectively, of Sanhe, in consideration for the execution of the VIE Agreements and the acquisition of Sanhe. Pursuant to such common stock purchase agreement, the Company issued Zhou Jian and Zhou Deng Rong 264,850,740 and 8,191,260 shares, respectively, of our common stock, representing a total of 45.7% of the our issued and outstanding shares of common stock.